Operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table)

Twelve month periods ending	Amount
December 31, 2023	$10,769
December 31, 2024	5,917
December 31, 2025	6,242
December 31, 2026	5,900
December 31, 2027	6,242
December 31, 2028 and thereafter	5,763
Total undiscounted lease payments	$40,833
Discount based on incremental borrowing rate	(3,642)
Present value of lease liability	37,191

Operating leases - Operating lease liabilities of office rental agreements (Table)

Twelve month periods ending	Amount
December 31, 2023	$309
December 31, 2024	119
December 31, 2025	-
December 31, 2026	-
December 31, 2027	-
December 31, 2028 and thereafter	-
Total undiscounted lease payments	$428
Discount based on incremental borrowing rate	(1)
Present value of lease liability	427